JRS	Nuveen Real Estate Income Fund Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 133.2% (94.3% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.2% (68.1% of Total Investments)

	Health Care – 9.0% (6.4% of Total Investments)

302,583	Healthpeak Properties Inc	$10,387,675
185,805	Ventas Inc	11,475,317
110,631	Welltower Inc	10,636,064
	Total Health Care	32,499,056

	Hotels – 3.9% (2.7% of Total Investments)

322,866	Host Hotels & Resorts Inc	6,273,287
151,735	Sunstone Hotel Investors Inc, (2)	1,787,438
301,822	Xenia Hotels & Resorts Inc, (2)	5,822,146
	Total Hotels	13,882,871

	Industrial – 14.3% (10.2% of Total Investments)

112,707	First Industrial Realty Trust Inc	6,977,690
429,755	LXP Industrial Trust	6,747,154
235,406	Prologis Inc	38,013,361
	Total Industrial	51,738,205

	Office – 14.4% (10.2% of Total Investments)

105,434	Alexandria Real Estate Equities Inc	21,218,592
40,513	Boston Properties Inc	5,218,074
250,315	Brandywine Realty Trust	3,539,454
222,073	Douglas Emmett Inc	7,421,680
235,063	Hudson Pacific Properties Inc	6,522,998
104,675	Kilroy Realty Corp	7,999,264
	Total Office	51,920,062

	Residential – 23.0% (16.3% of Total Investments)

445,997	American Homes 4 Rent, Class A	17,853,260
199,347	Apartment Income REIT Corp	10,657,091
46,887	AvalonBay Communities Inc, (3)	11,645,324
52,244	Camden Property Trust	8,682,953
64,646	Equity LifeStyle Properties Inc	4,944,126
210,129	Equity Residential	18,894,800
259,090	Invitation Homes Inc	10,410,236
	Total Residential	83,087,790

	Retail – 13.2% (9.3% of Total Investments)

106,875	Brixmor Property Group Inc	2,758,444
92,265	Federal Realty Investment Trust	11,262,788
477,841	Kite Realty Group Trust	10,880,440
441,613	Macerich Co/The	6,906,827
119,339	Simon Property Group Inc	15,700,239
	Total Retail	47,508,738

	Specialized – 18.4% (13.0% of Total Investments)

199,742	CubeSmart	10,392,576
55,584	Digital Realty Trust Inc	7,881,811
33,480	Equinix Inc	24,829,438
59,855	Public Storage	23,360,209
	Total Specialized	66,464,034
	Total Real Estate Investment Trust Common Stocks (cost $239,431,509)	347,100,756

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 37.0% (26.2% of Total Investments)

	Diversified – 2.3% (1.6% of Total Investments)

35,010	Armada Hoffler Properties Inc	6.750%	N/R	$909,560
10,130	CTO Realty Growth Inc	6.375%	N/R	254,769
43,965	DigitalBridge Group Inc	7.125%	N/R	1,086,815
35,015	DigitalBridge Group Inc	7.150%	N/R	871,523
7,350	PS Business Parks Inc	4.875%	BBB	172,652
120,575	PS Business Parks Inc	5.200%	BBB	2,993,877
77,060	PS Business Parks Inc	5.250%	BBB	1,944,224
	Total Diversified			8,233,420

	Health Care – 0.2% (0.1% of Total Investments)

5,765	Diversified Healthcare Trust	5.625%	BB–	104,404
28,875	Diversified Healthcare Trust	6.250%	BB–	572,880
	Total Health Care			677,284

	Hotels – 3.6% (2.5% of Total Investments)

95,245	Chatham Lodging Trust	6.625%	N/R	2,321,121
132,110	DiamondRock Hospitality Co	8.250%	N/R	3,560,365
6,460	Hersha Hospitality Trust	6.500%	N/R	143,089
9,075	Hersha Hospitality Trust	6.500%	N/R	203,295
57,425	Hersha Hospitality Trust	6.875%	N/R	1,340,300
52,750	Pebblebrook Hotel Trust	5.700%	N/R	1,196,370
22,025	Pebblebrook Hotel Trust	6.300%	N/R	532,346
88,755	Pebblebrook Hotel Trust	6.375%	N/R	2,192,249
30,100	Sunstone Hotel Investors Inc	5.700%	N/R	687,183
30,595	Sunstone Hotel Investors Inc	6.125%	N/R	737,645
	Total Hotels			12,913,963

	Industrial – 2.7% (1.9% of Total Investments)

10,115	Plymouth Industrial REIT Inc	7.500%	N/R	256,719
59,877	Prologis Inc, (5)	8.540%	BBB	3,892,005
160,295	Rexford Industrial Realty Inc	5.625%	BB+	4,013,787
57,851	Rexford Industrial Realty Inc	5.875%	BB+	1,454,952
	Total Industrial			9,617,463

	Office – 10.0% (7.1% of Total Investments)

12,713	Highwoods Properties Inc, (5)	8.625%	Baa3	15,891,250
104,085	Hudson Pacific Properties Inc	4.750%	Baa3	2,240,950
152,510	SL Green Realty Corp	6.500%	BB+	3,847,827
117,190	Vornado Realty Trust	4.450%	Ba1	2,347,316
177,244	Vornado Realty Trust	5.250%	Ba1	4,101,426
235,180	Vornado Realty Trust	5.250%	Ba1	5,463,231
90,434	Vornado Realty Trust	5.400%	Ba1	2,127,008
	Total Office			36,019,008

	Residential – 2.4% (1.7% of Total Investments)

40,730	American Homes 4 Rent	5.875%	BB	1,020,694
65,105	American Homes 4 Rent	5.875%	BB	1,632,833
117,810	American Homes 4 Rent	6.250%	Ba1	3,040,676
34,373	Mid-America Apartment Communities Inc	8.500%	BBB–	2,064,442
12,330	UMH Properties Inc	6.375%	N/R	315,032
23,603	UMH Properties Inc	6.750%	N/R	599,280
	Total Residential			8,672,957

	Retail – 6.6% (4.7% of Total Investments)

100,765	Agree Realty Corp	4.250%	Baa2	2,003,208
147,810	Federal Realty Investment Trust	5.000%	Baa2	3,733,681
162,207	Kimco Realty Corp	5.125%	Baa2	4,071,396
157,898	Kimco Realty Corp	5.250%	Baa2	3,936,397
129,000	Saul Centers Inc	6.000%	N/R	3,244,169
7,340	Saul Centers Inc	6.125%	N/R	183,427
5,494	Simon Property Group Inc	8.375%	BBB	373,537

Shares	Description (1)	Coupon	Ratings (4)	Value

	Retail (continued)

116,200	SITE Centers Corp	6.375%	BB+	$2,906,162
22,845	Spirit Realty Capital Inc	6.000%	Baa3	574,780
53,645	Urstadt Biddle Properties Inc	5.875%	N/R	1,347,026
60,825	Urstadt Biddle Properties Inc	6.250%	N/R	1,524,274
	Total Retail			23,898,057

	Specialized – 9.2% (6.6% of Total Investments)

97,915	Digital Realty Trust Inc	5.200%	Baa3	2,438,084
103,530	Digital Realty Trust Inc	5.250%	Baa3	2,578,932
73,860	Digital Realty Trust Inc	5.850%	Baa3	1,922,576
21,150	EPR Properties	5.750%	Ba1	507,600
51,191	National Storage Affiliates Trust	6.000%	N/R	1,303,323
44,660	Public Storage	3.875%	A3	914,637
9,735	Public Storage	3.900%	A3	195,284
111,000	Public Storage	4.000%	A3	2,274,390
30,525	Public Storage	4.000%	A3	629,731
52,665	Public Storage	4.100%	A3	1,093,852
75,615	Public Storage	4.125%	A3	1,645,382
56,060	Public Storage	4.625%	A3	1,305,077
21,030	Public Storage	4.700%	A3	490,209
25,629	Public Storage	4.750%	A3	627,398
80,955	Public Storage	4.875%	A3	1,972,873
147,424	Public Storage	5.050%	A3	3,695,920
375,335	Public Storage	5.600%	A3	9,815,010
	Total Specialized			33,410,278
	Total Real Estate Investment Trust Preferred Stocks (cost $136,583,067)			133,442,430
	Total Long-Term Investments (cost $376,014,576)			480,543,186

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.1% (5.7% of Total Investments)

	REPURCHASE AGREEMENTS – 8.1% (5.7% of Total Investments)

$29,033	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $29,033,111, collateralized by $27,425,200, U.S. Treasury Inflation Index Notes, 0.125%, due 1/15/32, value $29,613,837	0.000%	4/01/22	$29,033,111
	Total Short-Term Investments (cost $29,033,111)			29,033,111
	Total Investments (cost $405,047,687) – 141.3%			509,576,297
	Borrowings – (39.9)% (6), (7)			(144,000,000)
	Other Assets Less Liabilities – (1.4)% (8)			(4,874,019)
	Net Assets Applicable to Common Shares – 100%			$360,702,278

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/1/2018	7/1/2025	7/1/2027	$12,715	$12,715

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2022
(Unaudited)

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$347,100,756	$—	$—	$347,100,756
Real Estate Investment Trust Preferred Stocks	113,659,175	19,783,255	—	133,442,430

Short-Term Investments:
Repurchase Agreements	—	29,033,111	—	29,033,111

Investments in Derivatives:	—
Interest Rate Swaps*	—	12,715	—	12,715
Total	$460,759,931	$48,829,081	$—	$509,589,012
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments is 28.3%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $287,675,584 have been pledged as collateral for borrowings.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

4